Share Capital (Details) - Schedule of summarizes warrants transactions related to registered direct offering	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of summarizes warrants transactions related to registered direct offering [Abstract]
Warrants, outstanding at beginning of year | shares
Weighted average exercise price, outstanding at beginning of year | $ / shares
Warrants, Granted | shares	46,631,828
Weighted average exercise price, Granted | $ / shares	$ 1.41
Warrants, Exercised | shares	13,726,530
Weighted average exercise price, Exercised | $ / shares	$ 0.94
Warrants, Forfeited | shares
Weighted average exercise price, Forfeited | $ / shares
Warrants, outstanding at end of year | shares	32,905,298
Weighted average exercise price, outstanding at end of year | $ / shares	$ 1.6
Warrants, Exercisable at end of year | shares	32,905,298
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 1.6